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Supplement to Prospectus dated February 1, 2022 as revised April 29, 2022

1.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Calvert Mid-Cap Fund”:

Portfolio Managers

Michael D. McLean, CFA, Vice President of CRM, has managed the Fund since June 30, 2022.

J. Griffith Noble, CFA, Vice President of CRM, has managed the Fund since June 30, 2022.

2.  The following replaces the second paragraph under “Mid-Cap Fund.” in “Management and Organization”:

The portfolio managers of the Fund are Michael D. McLean and J. Griffith Noble (since June 30, 2022). Messrs McLean and Noble are Vice Presidents of CRM and have been employees of the Eaton Vance organization for more than five years. They currently manage other funds and portfolios.

June 30, 2022	40887 6.30.22

CALVERT BALANCED FUND

CALVERT EQUITY FUND

CALVERT MID-CAP FUND

CALVERT SMALL-CAP FUND

Supplement to Statement of Additional Information dated February 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian S. Ellis
Registered Investment Companies	13	$12,414.3	0	$0
Other Pooled Investment Vehicles	1	$30.4	0	$0
Other Accounts	6	$386.0	0	$0
Lance V. Garrison(1)
Registered Investment Companies	2	$6,540.3	0	$0
Other Pooled Investment Vehicles	1	$62.7	0	$0
Other Accounts	78	$3,222.1(2)	1	$168.9
Joseph B. Hudepohl(1)
Registered Investment Companies	2	$6,540.3	0	$0
Other Pooled Investment Vehicles	1	$62.7	0	$0
Other Accounts	78	$3,222.1(2)	1	$168.9
Vishal Khanduja
Registered Investment Companies	13	$12,852.1	0	$0
Other Pooled Investment Vehicles	1	$30.4	0	$0
Other Accounts	6	$386.0	0	$0
Michael D. McLean(3)(4)
Registered Investment Companies	6	$3,330.3	0	$0
Other Pooled Investment Vehicles	1	$32.9	0	$0
Other Accounts	5	$231.5	1	$147.9
Jeffrey A. Miller(1)
Registered Investment Companies	2	$6,540.3	0	$0
Other Pooled Investment Vehicles	1	$62.7	0	$0
Other Accounts	78	$3,222.1(2)	1	$168.9
J. Griffith Noble(3)(4)
Registered Investment Companies	6	$3,330.3	0	$0
Other Pooled Investment Vehicles	1	$32.9	0	$0
Other Accounts	5	$231.5	1	$147.9

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Robert R. Walton(1)
Registered Investment Companies	2	$6,540.3	0	$0
Other Pooled Investment Vehicles	1	$62.7	0	$0
Other Accounts	78	$3,222.1(2)	1	$168.9
(1)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis.
(2)	For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap or model account program. The amount of assets managed for “Other Accounts” include assets advised on a nondiscretionary or model basis.
(3)	As of May 31, 2022.
(4)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2021 and in the Calvert family of funds as of December 31, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Balanced Fund
Brian S. Ellis	$1 - $10,000	$100,001 - $500,000
Charles B. Gaffney	$1 - $10,000	$1 - $10,000
Vishal Khanduja	$1 - $10,000	$100,001 - $500,000
Equity Fund
Lance V. Garrison	$500,001 - $1,000,000	$100,001 - $500,000
Joseph B. Hudepohl	Over $1,000,000	$500,001 - $1,000,000
Jeffrey A. Miller	Over $1,000,000	Over $1,000,000
Robert R. Walton	Over $1,000,000	$500,001 - $1,000,000
Mid-Cap Fund
Michael D. McLean	None(1)	$1 - $10,000
J. Griffith Noble	None(1)	$100,001 - $500,000
Small-Cap Fund
Michael D. McLean	$1 - $10,000	$1 - $10,000
J. Griffith Noble	$1 - $10,000	$100,001 - $500,000
(1)	As of May 31, 2022.

June 30, 2022